Filed electronically with the Securities and Exchange Commission on March 20, 2013

File No. 033-18477
File No. 811-05385

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 65	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 67

DWS Value Series, Inc. (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

Copy to: David A. Sturms, Esq. Vedder Price, P.C. 222 North LaSalle Street Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On ________________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ________________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS Equity Dividend Fund – Class A, Class B, Class C, Class R, Institutional and Class S
•	DWS Large Cap Value Fund – Class A, Class B, Class C, Class R, Institutional and Class S
•	DWS Mid Cap Value Fund (formerly DWS Dreman Mid Cap Value Fund) – Class A, Class B, Class C, Class R, Institutional and Class S
•	DWS Small Cap Value Fund (formerly DWS Dreman Small Cap Value Fund) – Class A, Class B, Class C, Institutional and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 15th day of March 2013.

                                             DWS VALUE SERIES, INC.

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	March 15, 2013

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	March 15, 2013

/s/John W. Ballantine
John W. Ballantine*	Director	March 15, 2013

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	March 15, 2013

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	March 15, 2013

/s/Keith R. Fox
Keith R. Fox*	Director	March 15, 2013

/s/Paul K. Freeman
Paul K. Freeman*	Director	March 15, 2013

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Director	March 15, 2013

/s/Richard J. Herring
Richard J. Herring*	Director	March 15, 2013

/s/William McClayton
William McClayton*	Vice Chairperson and Director	March 15, 2013

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	March 15, 2013

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	March 15, 2013

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	March 15, 2013

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Director	March 15, 2013

/s/Michael J. Woods
Michael J. Woods*	Director	March 15, 2013

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 64 to the Registration Statement, as filed on February 28, 2013; Post-Effective Amendment No. 61 to the Registration Statement, as filed on December 30, 2011; and to Post-Effective Amendment No. 55 to the Registration Statement, as filed on March 6, 2009.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase